OTHER ACCRUED EXPENSES	12 Months Ended
Oct. 28, 2018
Payables and Accruals [Abstract]
OTHER ACCRUED EXPENSES
OTHER ACCRUED EXPENSES
Other accrued expenses are comprised of the following (in thousands):

	October 28, 2018	October 29, 2017
Accrued warranty obligation and deferred warranty revenue	$7,005	$7,082
Deferred revenue	21,040	28,295
Other accrued expenses	53,839	41,520
Total other accrued expenses	$81,884	$76,897